INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2025
Income tax [Abstract]
Income Tax Expense	Income Tax Expense

	For the three months ended June 30		For the six months ended June 30
	2025	2024	2025	2024
Current	$465	$412	$752	$552
Deferred	(363)	(5)	(372)	29
Total	$102	$407	$380	$581

Income tax expense was $380 million for YTD 2025 (YTD 2024: $581 million). The unadjusted effective income tax rate for YTD 2025 was 16% of income before income taxes.
The underlying effective income tax rate on ordinary income for YTD 2025 was 26% after adjusting for the impact of foreign currency translation losses on deferred tax balances; the impact of the sale of the Donlin Gold project; the impact of the signing of agreements to settle legacy legal matters in the Philippines related to Placer Dome Inc.; the impact of Loulo-Gounkoto’s loss of control (derecognition of $437 million in current and deferred tax balances); the impact of Loulo-Gounkoto's reduced operations costs; and the impact of other expense adjustments.

Currency Translation
Current and deferred tax balances are subject to remeasurement for changes in foreign currency exchange rates each period. This is required in countries where tax is paid in local currency and the subsidiary has a different functional currency (typically US dollars). The most significant balances relate to Argentine and Malian tax balances.
In YTD 2025, a tax recovery of $47 million (YTD 2024: $36 million tax expense) arose primarily from net translation gains on deferred tax balances in Mali (prior to their deconsolidation) and Argentina due to the strengthening of the West African CFA, partially offset by the weakening of the Argentine peso against the US dollar. These net translation gains are included within income tax expense.

Withholding Taxes
For YTD 2025, we have recorded $50 million (YTD 2024: $20 million related to Peru and the United States) of dividend withholding taxes related to the distributed earnings of our subsidiaries in Argentina, Tanzania and Saudi Arabia, and undistributed earnings of our subsidiaries in Argentina, Saudi Arabia and the United States.

United States Tax Reform
Under the Inflation Reduction Act signed in August 2022, the United States implemented a 15% corporate alternative minimum tax (“CAMT”) on applicable financial statement income, effective for tax years beginning after December 31, 2022, with CAMT credit carryforwards having an indefinite life. Barrick is subject to CAMT as it meets the requisite income thresholds for a foreign-parented multi-national group.
While final regulations are still awaited, since its introduction, Barrick has recognized a deferred tax asset from the CAMT credit carryforwards anticipating recovery against future US Federal Income Tax liabilities. No additional deferred tax asset related to CAMT has been recognized for YTD 2025 due to the anticipated application of a portion of the existing balance to our federal income tax payable; however, the timing and amount of such offset may be subject to change pending issuance of final regulations.

Organization for Economic Co-operation and Development (“OECD”) Pillar Two model rules
These rules apply to multi-national enterprises with annual consolidated revenues of at least €750 million in at least two of the prior four fiscal years immediately preceding the relevant fiscal year, which is reflective of our status.
Canada enacted Pillar Two legislation in Q2 2024, effective for fiscal years commencing on or after December 31, 2023. Other jurisdictions in which the group operates have either enacted or are in the process of enacting similar legislation.
In terms of the income tax accounting, we have applied the exception available under the amendments to IAS 12 published by the IASB in May 2023 and are not recognizing or disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes. Our review of Pillar Two for the current year, based on the OECD’s Transitional Safe Harbour rules as implemented in the Global Minimum Tax Act in Canada, has not identified any material amounts to be accrued for Q2 2025. As the law is evolving, both in Canada and elsewhere, we will continue to monitor the impact of this legislation.